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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2000

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date              Number    Price   Value or Approx     Seller
Each     Ident    Shares     Per     Asset Cov/Shr    or Seller's
Trans     Sec     Purch     Share   at Time of Purch    Broker

01-03     CEE     10000     14.8438     19.02        Weeden & Co
01-04     " "     10000     14.5188     19.09             " "
01-05     " "      5800     14.3125     18.82             " "
01-06     " "     10000     14.4750     19.15             " "
01-07     " "     20000     15.3056     19.75             " "
01-10     " "     20000     16.1141     20.38             " "
01-11     " "     12500     15.9880     20.36             " "
01-12     " "      2000     15.6875     20.32             " "
01-13     " "      4800     16.2240     20.66             " "
01-14     " "     18000     16.5153     21.10             " "
01-18     " "     10000     16.2500     21.03             " "
01-19     " "     12700     16.1727     20.83             " "
01-20     " "     15600     16.4992     21.10             " "
01-21     " "     12000     16.2500     20.88             " "
01-24     " "     15600     16.1587     20.70             " "
01-25     " "     32000     15.7871     20.02             " "
01-26     " "     10000     16.0313     20.24             " "
01-27     " "     13300     16.2458     20.61             " "
01-28     " "     28100     16.1190     20.41             " "
01-31     " "     17400     15.6358     19.83             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          02/01/00